Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
1
Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.88%
Communication Services - 0.28%
Liberty Media Corp.-Liberty
Braves, Class C
* 3,000 $ 63,030
Consumer Discretionary - 16.14%
Asbury Automotive Group,
Inc.
* 1,800 175,410
Boot Barn Holdings, Inc.
*+ 2,400 67,536
Camping World Holdings,
Inc., Class A
10,600 315,350
Crocs, Inc.
* 6,000 256,380
Deckers Outdoor Corp.
* 600 132,006
iRobot Corp.
*+ 1,800 136,620
LCI Industries
2,300 244,467
LGI Homes, Inc.
*+ 2,300 267,191
Purple Innovation, Inc.
* 9,000 223,740
Rent-A-Center, Inc.
9,900 295,911
RH
*+ 600 229,572
Sportsman's Warehouse
Holdings, Inc.
* 25,300 362,043
Stamps.com, Inc.
* 1,100 265,045
Strategic Education, Inc.
3,800 347,586
TopBuild Corp.
* 1,800 307,242
3,626,099
Consumer Staples - 3.05%
John B. Sanfilippo & Son,
Inc.
4,600 346,748
Lancaster Colony Corp.
1,900 339,720
686,468
Energy - 0.70%
DMC Global, Inc.
+ 4,800 158,112
Financials - 1.80%
Curo Group Holdings Corp.
51,000 359,550
Siebert Financial Corp.
*+ 13,900 44,897
404,447
Health Care - 33.65%
AMN Healthcare Services,
Inc.
* 5,200 303,992
Amneal Pharmaceuticals,
Inc.
*+ 80,200 311,176
Aquestive Therapeutics,
Inc.
*+ 38,400 186,432
Avid Bioservices , Inc.
* 14,900 113,538
BioSpecifics Technologies
Corp.
* 6,400 338,112
Industry Company Shares Value
Health Care (continued)
Castlight Health, Inc.,
Class B
* 75,100 $ 84,863
Catalyst Pharmaceuticals,
Inc.
* 104,400 310,068
CONMED Corp.
4,400 346,148
Corcept Therapeutics, Inc.
* 17,400 302,847
Cutera , Inc.
* 17,500 331,975
Electromed , Inc.
* 15,800 164,478
Ensign Group, Inc. (The)
5,500 313,830
Hanger, Inc.
* 18,100 286,342
iCAD , Inc.
* 24,600 216,726
InfuSystem Holdings, Inc.
* 7,000 89,740
Innoviva , Inc.
* 29,500 308,275
Joint Corp. (The)
*+ 20,100 349,539
Medpace Holdings, Inc.
* 3,000 335,250
Millendo Therapeutics,
Inc.
*+ 164,300 267,809
National Research Corp.
3,900 191,919
Neuronetics , Inc.
*+ 32,700 158,922
NuVasive , Inc.
* 6,200 301,134
Ontrak , Inc.
*+ 4,600 276,000
Radius Health, Inc.
* 29,200 331,128
Repro-Med Systems, Inc.
* 14,000 101,080
Select Medical Holdings
Corp.
* 15,400 320,628
Simulations Plus, Inc.
3,600 271,296
Stereotaxis , Inc.
*+ 20,600 73,748
Surgery Partners, Inc.
* 15,800 346,020
Zynex , Inc.
*+ 13,000 226,850
7,559,865
Industrials - 16.78%
Air Transport Services
Group, Inc.
* 14,600 365,876
Allegiant Travel Co.
2,700 323,460
Ameresco , Inc., Class A
* 2,000 66,800
Atkore International Group,
Inc.
* 9,500 215,935
Atlas Air Worldwide
Holdings, Inc.
* 1,000 60,900
Avis Budget Group, Inc.
* 6,900 181,608
Brady Corp., Class A
5,500 220,110
Cimpress PLC
*+ 900 67,644
Cornerstone Building
Brands, Inc.
* 7,400 59,052
Douglas Dynamics, Inc.
9,800 335,160
Evoqua Water Technologies
Corp.
* 3,000 63,660
HC2 Holdings, Inc.
* 138,800 335,896
Insperity , Inc.
2,100 137,529
Lawson Products, Inc.
* 3,400 139,502

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Masonite International
Corp.
* 700 $ 68,880
Meritor, Inc.
* 14,000 293,160
Pitney Bowes, Inc.
21,900 116,289
Primoris Services Corp.
6,600 119,064
Shyft Group, Inc. (The)
12,000 226,560
Tetra Tech, Inc.
3,900 372,450
3,769,535
Information Technology - 16.68%
Calix, Inc.
* 18,600 330,708
Diebold Nixdorf, Inc.
*+ 46,400 354,496
Evo Payments, Inc.,
Class A
* 12,600 313,110
ExlService Holdings, Inc.
* 2,000 131,940
FormFactor , Inc.
* 7,300 181,989
Inseego Corp.
*+ 29,400 303,408
MAXIMUS, Inc.
3,700 253,117
OSI Systems, Inc.
* 4,200 325,962
Plantronics, Inc.
+ 10,000 118,400
Power Integrations, Inc.
5,800 321,320
Rimini Street, Inc.
* 24,500 78,890
TTEC Holdings, Inc.
6,400 349,120
Ultra Clean Holdings, Inc.
* 15,800 339,068
Varonis Systems, Inc.
* 3,000 346,260
3,747,788
Materials - 2.98%
Forterra , Inc.
* 29,900 353,418
Louisiana-Pacific Corp.
10,700 315,757
669,175
Real Estate - 4.80%
Bluerock Residential
Growth REIT, Inc.
24,000 181,920
EastGroup Properties, Inc.
1,300 168,129
Four Corners Property
Trust, Inc.
11,300 289,167
Redfin Corp.
* 6,500 324,545
Terreno Realty Corp.
2,100 114,996
1,078,757
Utilities - 3.02%
Spark Energy, Inc., Class A
39,800 331,136
York Water Co. (The)
8,200 346,614
677,750
TOTAL COMMON STOCKS - 99.88% 22,441,026
(Cost $21,398,770)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 5.06%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 1,135,882
$ 1,135,882
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 5.06% 1,135,882
(Cost $1,135,882)
TOTAL INVESTMENTS - 104.94% $ 23,576,908
(Cost $22,534,652)
Liabilities in Excess of Other Assets - (4.94%) (1,110,405)
NET ASSETS - 100.00% $ 22,466,503
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2020.
^ Rate disclosed as of September 30, 2020.
+ This security or a portion of the security is out on loan at
September 30, 2020. Total loaned securities had a value of
$2,599,099, which included loaned securities with a value of
$87,234 that have been sold and are pending settlement as of
September 30, 2020. The total market value of loaned securities excluding these pending sales is $2,511,865.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 22,441,026 $ – $ – $ 22,441,026
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 1,135,882 – 1,135,882
TOTAL
$22,441,026 $1,135,882 $– $23,576,908
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.